UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (513) 985-3200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of September 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of September 30, 2010 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CORPORATE BONDS — 103.5%
CONSUMER DISCRETIONARY — 30.7%
AUTO COMPONENTS — 1.1%
DPH Holdings Corp., 7.125%, 05/01/29[1,4]	$725		$18,125	0.0%[12]
Pinafore LLC/Pinafore, Inc., Private Placement, 9.000%, 10/01/18[2,6]	375		393,750	0.4
UCI Holdco, Inc., Sr Nt, 9.250%, 12/15/13	535		519,429	0.5
United Components, Inc., Sr Nt, 9.375%, 06/15/13	250		254,375	0.2

			1,185,679	1.1
AUTOMOBILES — 2.4%
Ford Holdings LLC, 9.300%, 03/01/30	262		291,475	0.3
9.375%, 03/01/20[10]	150		162,188	0.1
Ford Motor Co., 7.750%, 06/15/43	750		720,000	0.7
8.900%, 01/15/32	125		136,875	0.1
Ford Motor Co., Nt, 9.980%, 02/15/47	125		140,000	0.1
Motors Liquidation Co., 0.000%, 03/15/36[1,4]	55		9,487	0.0	[12]
5.250%, 03/06/32	25		197,528	0.2
6.250%, 07/15/33	15		118,856	0.1
7.250%, 04/15/41	—	[11]	1,647	0.0	[12]
7.250%, 07/15/41	—	[11]	705	0.0	[12]
7.250%, 02/15/52	7		55,929	0.0	[12]
7.375%, 05/15/48	10		73,966	0.1
7.375%, 10/01/51	—	[11]	1,870	0.0	[12]
Motors Liquidation Co., Debentures, 6.750%, 05/01/28[1,4]	50		15,500	0.0	[12]
8.100%, 06/15/24[1,4]	1,725		547,688	0.5
8.375%, 07/15/33[1,4]	425		143,437	0.2

			2,617,151	2.4
BROADCASTING & CABLE TV — 2.8%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125		—	0.0
Adelphia Communications Corp., Sr Nt, 8.125%, 07/15/03[1,4]	750		10,357	0.0	[12]
9.375%, 11/15/09[1,4]	560		7,734	0.0	[12]
Adelphia Recovery Trust, Contingent Value[1]	1,297		18,805	0.0	[12]
Cablevision Systems Corp., 8.000%, 04/15/20	95		102,244	0.1
CCO Holdings LLC/CCO Holdings Capital Corp., Private Placement, 7.250%, 10/30/17[2]	240		243,300	0.2
7.875%, 04/30/18[2]	90		93,375	0.1

Description	Par (000)	Value	Percent of Net Assets*

BROADCASTING & CABLE TV (continued)
Cequel Communications Holdings I LLC and Cequel Capital Corp., Private Placement, Sr Nt, 8.625%, 11/15/17[2]	$260	$274,300	0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Private Placement, Nt, 10.875%, 09/15/14[2]	150	169,875	0.2
Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	156	161,460	0.2
Sirius XM Radio, Inc., Private Placement, 8.750%, 04/01/15[2,6]	180	191,250	0.2
9.750%, 09/01/15[2]	150	165,187	0.1
Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	136	153,680	0.1
12.500%, 11/01/17[10]	150	177,000	0.2
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 8.125%, 12/01/17[2]	250	260,000	0.2
Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	225	246,938	0.2
Virgin Media Finance plc, Sr Nt, (United Kingdom), 9.125%, 08/15/16	450	481,500	0.4
XM Satellite Radio, Inc., Private Placement, Sr Nt, 13.000%, 08/01/13[2]	330	379,500	0.3

		3,136,505	2.8
DISTRIBUTORS — 0.3%
McJunkin Red Man Corp., Private Placement, Sr Nt, 9.500%, 12/15/16[2]	355	312,400	0.3

DIVERSIFIED CONSUMER SERVICES — 1.4%
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.750%, 02/01/15[2]	700	693,000	0.6
Mac-Gray Corp., Sr Nt, 7.625%, 08/15/15[10]	650	632,125	0.6
Sotheby’s, 7.750%, 06/15/15	250	260,625	0.2

		1,585,750	1.4
GAMING — 5.1%
Chukchansi Economic Development Authority, Private Placement, 8.000%, 11/15/13[2]	766	448,110	0.4
Harrah’s Operating Co., Inc., 11.250%, 06/01/17	250	273,750	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

GAMING (continued)
Isle of Capri Casinos, Inc., Sr Nt, 7.000%, 03/01/14[6]	$400	$362,000	0.3%
Mandalay Resort Group, Sr Nt, 7.625%, 07/15/13	200	172,000	0.2
Marina District Finance Co., Inc., Private Placement, 9.500%, 10/15/15[2,6]	100	97,000	0.1
9.875%, 08/15/18[2,6]	45	43,425	0.0	[12]
Mashantucket Western Pequot Tribe, Private Placement, 5.912%, 09/01/21[1,2,4]	475	314,037	0.3
8.500%, 11/15/15[1,2,4]	820	123,000	0.1
MCE Finance Ltd., Private Placement, (Cayman Islands), 10.250%, 05/15/18[2]	225	250,313	0.2
MGM Resorts International, Co Guar, 5.875%, 02/27/14[6]	30	25,650	0.0	[12]
6.625%, 07/15/15[6]	231	193,462	0.2
7.500%, 06/01/16[6]	140	118,300	0.1
7.625%, 01/15/17[6]	201	169,343	0.2
13.000%, 11/15/13	175	205,625	0.2
MGM Resorts International, Private Placement, 9.000%, 03/15/20[2]	125	131,562	0.1
Midwest Gaming Borrower LLC/Midwest Finance Corp., Private Placement, 11.625%, 04/15/16[2]	100	101,750	0.1
Peninsula Gaming LLC, 8.375%, 08/15/15	350	364,000	0.3
Pinnacle Entertainment, Inc., 8.750%, 05/15/20	100	98,500	0.1
San Pasqual Casino, Private Placement, 8.000%, 09/15/13[2]	500	490,625	0.4
Seminole Hard Rock Entertainment, Inc., Private Placement, VAR, 2.792%, 03/15/14[2]	500	438,750	0.4
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 06/15/15[2]	1,000	745,000	0.7
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Private Placement, 7.750%, 08/15/20[2]	375	395,625	0.4

		5,561,827	5.1
HOTELS, RESTAURANTS & LEISURE — 1.6%
CKE Restaurants, Inc., Private Placement, 11.375%, 07/15/18[2]	350	358,750	0.3

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE (continued)
Games Merger Corp., Private Placement, Sr Nt, 11.000%, 06/01/18[2]	$30	$32,400	0.0%[12]
Landry’s Holdings, Inc., Private Placement, 11.500%, 06/01/14[2]	100	93,000	0.1
Landry’s Restaurants, Inc., Sr Nt, 11.625%, 12/01/15	200	211,000	0.2
Real Mex Restaurants, Inc., 14.000%, 01/01/13	200	204,000	0.2
Royal Caribbean Cruises Ltd., Sr Nt, (Liberia), 11.875%, 07/15/15	231	280,087	0.3
Speedway Motorsports, Inc., Sr Nt, 8.750%, 06/01/16	300	324,000	0.3
Universal City Development Partners Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	35	36,094	0.0	[12]
Universal City Development Partners Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	250	270,625	0.2

		1,809,956	1.6
HOUSEHOLD DURABLES — 1.4%
K Hovnanian Enterprises, Inc., Sr Nt, 10.625%, 10/15/16	475	475,594	0.5
Lennar Corp., Sr Nt, 6.950%, 06/01/18	235	217,962	0.2
Meritage Homes Corp., Sr Nt, 6.250%, 03/15/15	75	73,688	0.1
7.150%, 04/15/20	260	245,700	0.2
Standard Pacific Corp., 7.000%, 08/15/15	130	124,475	0.1
Standard Pacific Corp., Sr Nt, 6.250%, 04/01/14	139	133,961	0.1
10.750%, 09/15/16	210	228,900	0.2

		1,500,280	1.4
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Da-Lite Screen Co., Inc., Sr Nt, 12.500%, 04/01/15	375	382,500	0.3
Eastman Kodak Co., Private Placement, 9.750%, 03/01/18[2]	740	717,800	0.7
FGI Holding Co., Inc., Private Placement, Sr Nt, PIK, 11.250%, 10/01/15[2]	225	215,438	0.2

		1,315,738	1.2
MEDIA — 7.7%
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Sr Sub Nt, 10.500%, 08/15/14	700	644,875	0.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Block Communications, Inc., Private Placement, Sr Nt, 8.250%, 12/15/15[2,10]	$800	$801,000	0.7%
Clear Channel Worldwide Holdings, Inc., Sr Nt,
9.250%, 12/15/17	125	132,500	0.1
9.250%, 12/15/17	500	533,750	0.5
CSC Holdings LLC, 7.625%, 07/15/18	50	53,875	0.1
CSC Holdings LLC, Sr Nt, 7.875%, 02/15/18	96	104,760	0.1
DigitalGlobe, Inc., Sr Nt, 10.500%, 05/01/14	250	278,125	0.3
Entravision Communications Corp., Private Placement, 8.750%, 08/01/17[2]	100	102,000	0.1
Fisher Communications, Inc., Sr Nt, 8.625%, 09/15/14	500	495,000	0.5
Gannett Co., Inc., Private Placement,
6.375%, 09/01/15[2]	50	49,437	0.0	[12]
7.125%, 09/01/18[2]	75	73,875	0.1
9.375%, 11/15/17[2]	110	120,175	0.1
Gray Television, Inc., 10.500%, 06/29/15[6]	50	49,938	0.0	[12]
Intelsat Intermediate Holding Co. S.A., (Luxembourg), 9.500%, 02/01/15[7]	200	207,000	0.2
Intelsat Jackson Holdings S.A., Private Placement, (Luxembourg), 7.250%, 10/15/20[2]	150	150,750	0.1
Intelsat Jackson Holdings S.A., Private Placement, Sr Nt, (Luxembourg), 8.500%, 11/01/19[2]	150	162,750	0.2
Intelsat Luxembourg S.A., (Luxembourg),
11.250%, 02/04/17	1,175	1,258,719	1.1
11.500%, 02/04/17	297	321,610	0.3
Intelsat Subsidiary Holding Co. S.A., (Bermuda), 8.875%, 01/15/15[10]	140	144,900	0.1
Intelsat Subsidiary Holding Co. S.A., Private Placement, (Bermuda), 8.875%, 01/15/15[2]	360	370,800	0.3
Lamar Media Corp., Sr Sub Nt, 6.625%, 08/15/15	125	126,562	0.1
Media General, Inc., 11.750%, 02/15/17[6]	400	433,000	0.4
Nexstar Broadcasting, Inc./Mission Broadcasting Inc., Private Placement, 8.875%, 04/15/17[2]	100	104,250	0.1

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., Sr Disc Nt, 11.375%, 04/01/13[7]	$479	$477,588	0.4%
Nielsen Finance LLC/Nielsen Finance Co., 0.000%, 08/01/16[7]	94	94,118	0.1
Nielsen Finance LLC/Nielsen Finance Co., Private Placement, 7.750%, 10/15/18[2]	225	223,351	0.2
ProQuest LLC/ProQuest Notes Co., Private Placement, 9.000%, 10/15/18[2]	125	126,875	0.1
Radio One, Inc., Sr Sub Nt, 6.375%, 02/15/13[1,4]	500	420,625	0.4
Sinclair Television Group, Inc., Private Placement, 8.375%, 10/15/18[2]	100	100,750	0.1
WMG Acquisition Corp., Nt, 9.500%, 06/15/16	61	65,270	0.1
WMG Holdings Corp., Nt, 9.500%, 12/15/14[6,7]	.250	239,375	0.2

		8,467,603	7.7
MULTILINE RETAIL — 0.3%
HSN, Inc., 11.250%, 08/01/16	323	368,220	0.3

SPECIALTY RETAIL — 4.0%
Burlington Coat Factory Investment Holdings, Inc., 14.500%, 10/15/14[7]	132	140,910	0.1
Collective Brands, Inc., 8.250%, 08/01/13	445	451,675	0.4
General Nutrition Centers, Inc., 5.750%, 03/15/14	461	456,966	0.4
Michael’s Stores, Inc., Sr Nt, 0.000%, 11/01/16[7]	1,400	1,347,500	1.2
NBC Acquisition Corp., 11.000%, 03/15/13[7]	280	251,300	0.2
NBTY, Inc., Private Placement, 9.000%, 10/01/18[2]	100	105,000	0.1
Nebraska Book Co., Inc.,
8.625%, 03/15/12[10]	365	348,575	0.3
10.000%, 12/01/11	345	349,312	0.4
PEP Boys-Manny Moe & Jack, Sr Nt, 7.500%, 12/15/14	500	500,000	0.5
Toys R Us Property Co. LLC, Private Placement, Sr Sec’d Nt, 8.500%, 12/01/17[2]	285	301,388	0.3
Toys R Us, Inc., 7.875%, 04/15/13[6]	118	123,015	0.1

		4,375,641	4.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Broder Brothers Co., Private Placement, 12.000%, 10/15/13[2,3,9]	$429	$373,108	0.3
Hanesbrands, Inc., Sr Nt, VAR, 4.121%, 12/15/14	500	481,250	0.4
Quiksilver, Inc., 6.875%, 04/15/15	748	708,730	0.7

		1,563,088	1.4

Total Consumer Discretionary		33,799,838	30.7

CONSUMER STAPLES — 5.1%
BEVERAGES — 0.3%
Constellation Brands, Inc., Sr Nt, 8.375%, 12/15/14	315	347,681	0.3

FOOD & STAPLES RETAILING — 1.6%
Ingles Markets, Inc., 8.875%, 05/15/17	190	204,725	0.2
Rite Aid Corp., 9.500%, 06/15/17[6]	1,000	840,000	0.8
Rite Aid Corp., Debentures, 7.500%, 03/01/17	600	552,750	0.5
Tops Markets LLC, Private Placement, 10.125%, 10/15/15[2]	115	123,482	0.1

		1,720,957	1.6
FOOD PRODUCTS — 1.9%
Chiquita Brands International, Inc., Sr Nt, 8.875%, 12/01/15[6]	299	307,970	0.3
Eurofresh, Inc., 15.000%, 11/18/16[3,9]	392	392,024	0.4
JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	325	375,375	0.4
Michael Foods, Inc., Private Placement, Sr Nt, 9.750%, 07/15/18[2]	350	374,500	0.3
Smithfield Foods, Inc., Nt, 7.750%, 05/15/13[10]	575	594,406	0.5
Tom’s Foods, Inc., Sr Nt, 10.500%, 11/01/04[1,3,4,9]	863	8,635	0.0	[12]

		2,052,910	1.9
HOUSEHOLD PRODUCTS — 0.6%
Spectrum Brands Holdings, Inc., 12.000%, 08/28/19	596	663,345	0.6

PERSONAL PRODUCTS — 0.3%
Visant Corp., Private Placement, 10.000%, 10/01/17[2]	305	318,725	0.3

TOBACCO — 0.4%
Alliance One International, Inc., Nt, 10.000%, 07/15/16	440	476,300	0.4

Total Consumer Staples		5,579,918	5.1

Description	Par (000)	Value	Percent of Net Assets*

ENERGY — 10.3%
ENERGY EQUIPMENT & SERVICES — 2.0%
American Petroleum Tankers LLC/AP Tankers Co., Private Placement, 10.250%, 05/01/15[2]	$270	$276,075	0.2
Global Geophysical Services, Inc., Private Placement, 10.500%, 05/01/17[2]	85	86,487	0.1
Helix Energy Solutions Group, Inc., Private Placement, 9.500%, 01/15/16[2]	500	506,250	0.5
Key Energy Services, Inc., Sr Nt, 8.375%, 12/01/14	338	356,590	0.3
Parker Drilling Co., Private Placement, 9.125%, 04/01/18[2]	250	253,750	0.2
PHI, Inc., Private Placement, 8.625%, 10/15/18[2]	310	304,575	0.3
Pride International, Inc., 6.875%, 08/15/20	65	70,769	0.1
Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	325	325,000	0.3

		2,179,496	2.0
OIL, GAS & CONSUMABLE FUELS — 8.3%
Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14	260	253,175	0.2
Antero Resources Finance Corp., Nt, 9.375%, 12/01/17	250	265,625	0.2
Arch Coal, Inc., 7.250%, 10/01/20	80	84,500	0.1
Bill Barrett Corp., 9.875%, 07/15/16	150	163,875	0.1
Brigham Exploration Co., Private Placement, 8.750%, 10/01/18[2]	125	128,750	0.1
Citgo Petroleum Corp., Private Placement, Sr Nt, 11.500%, 07/01/17[2]	300	332,250	0.3
Comstock Resources, Inc., Sr Nt, 8.375%, 10/15/17	250	257,812	0.2
Consol Energy, Inc., Private Placement, 8.250%, 04/01/20[2]	125	136,563	0.1
Consol Energy, Inc., Private Placement, Sr Nt, 8.000%, 04/01/17[2]	170	184,025	0.2
Continental Resources, Inc., Private Placement, 7.125%, 04/01/21[2]	75	78,000	0.1
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	120	125,700	0.1
Denbury Resources, Inc., 8.250%, 02/15/20	40	43,650	0.0	[12]
El Paso Performance-Linked Trust, Private Placement, Sr Nt, 7.750%, 07/15/11[2,10]	500	517,640	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	$85	$91,759	0.1%
Energy Transfer Equity LP, 7.500%, 10/15/20	100	105,250	0.1
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr Unsecd Nt, 8.625%, 06/15/20	325	348,562	0.3
Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	350	318,500	0.3
Foresight Energy LLC/Foresight Energy Corp., Private Placement, 9.625%, 08/15/17[2]	180	185,400	0.2
Forest Oil Corp., Nt, 7.250%, 06/15/19	394	402,865	0.4
Gibson Energy ULC/GEP Midstream Finance Corp., Sr Nt, (Canada), 10.000%, 01/15/18	180	177,300	0.2
Gibson Energy ULC/GEP Midstream Finance Corp., Sr Nt, (Canada), 11.750%, 05/27/14	200	222,000	0.2
Harvest Operations Corp., Private Placement, Sr Nt, (Canada), 6.875%, 10/01/17[2]	70	71,575	0.1
Holly Corp., 9.875%, 06/15/17	70	74,113	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Private Placement, 8.250%, 03/15/18[2]	130	135,525	0.1
Inergy LP/Inergy Finance Corp., Private Placement, 7.000%, 10/01/18[2]	250	256,250	0.2
NFR Energy LLC/NFR Energy Finance Corp., Private Placement, 9.750%, 02/15/17[2]	360	360,000	0.3
Patriot Coal Corp., 8.250%, 04/30/18	125	125,000	0.1
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Sr Nt, 8.250%, 04/15/18	160	165,800	0.2
Petroleum Development Corp., Sr Nt, 12.000%, 02/15/18	48	53,280	0.0	[12]
Pioneer Drilling Co., Private Placement, 9.875%, 03/15/18[2]	120	122,700	0.1
QEP Resources, Inc., 6.875%, 03/01/21	140	151,550	0.1
Range Resources Corp.,
6.750%, 08/01/20	20	20,800	0.0	[12]
7.250%, 05/01/18	25	26,250	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Range Resources Corp., Sr Sub Nt, 7.500%, 05/15/16	$267	$279,015	0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	65	69,063	0.1
Swift Energy Co., 8.875%, 01/15/20	100	104,125	0.1
Swift Energy Co., Sr Nt, 7.125%, 06/01/17[10]	1,260	1,247,400	1.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 8.250%, 07/01/16	280	296,100	0.3
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Private Placement, 7.875%, 10/15/18[2]	130	135,525	0.1
W&T Offshore, Inc., Private Placement, Sr Nt, 8.250%, 06/15/14[2]	650	624,000	0.6
Western Refining, Inc., Private Placement, VAR,
10.750%, 06/15/14[2]	225	213,750	0.2
11.250%, 06/15/17[2]	225	211,500	0.2

		9,166,522	8.3

Total Energy		11,346,018	10.3

FINANCIALS — 11.8%
COMMERCIAL BANKS — 2.7%
Bank of America Corp., 8.125%, 05/15/18[14]	160	165,046	0.2
BankAmerica Capital II, Nt, 8.000%, 12/15/26	30	30,900	0.0	[12]
BankAmerica Institutional Capital B, Private Placement, 7.700%, 12/31/26[2]	250	255,937	0.2
Barclays Bank plc, Private Placement, (United Kingdom), 7.434%, 12/15/17[2,14]	600	612,000	0.6
Capital One Capital V, 10.250%, 08/15/39[10]	560	606,200	0.6
Credit Agricole S.A., Private Placement, (France), 6.637%, 05/31/17[2,14]	850	773,500	0.7
Wachovia Capital Trust III, 5.800%, 03/15/11[14]	545	478,238	0.4

		2,921,821	2.7
CONSUMER FINANCE — 1.7%
Ally Financial, Inc., 8.000%, 11/01/31	842	903,045	0.8

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER FINANCE (continued)
American General Finance Corp., 6.900%, 12/15/17	$200	$167,000	0.2%
Ford Motor Credit Co. LLC, Nt, 8.000%, 12/15/16[10]	700	791,260	0.7

		1,861,305	1.7
DIVERSIFIED FINANCIAL SERVICES — 2.6%
ACE Cash Express, Inc., Private Placement, Sr Nt, 10.250%, 10/01/14[2,3,9]	1,000	860,000	0.8
Aircastle Ltd., Private Placement, Sr Nt, (Bermuda), 9.750%, 08/01/18[2]	75	76,594	0.1
CIT Group, Inc., Nt, 7.000%, 05/01/15	750	744,375	0.7
CNG Holdings, Inc., Private Placement, 12.250%, 02/15/15[2]	140	148,400	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 5.900%, 12/21/65[2]	200	131,000	0.1
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	270	182,250	0.2
International Lease Finance Corp., 8.875%, 09/01/17	300	324,000	0.3
SquareTwo Financial Corp., Private Placement, 11.625%, 04/01/17[2]	425	378,250	0.3

		2,844,869	2.6
INSURANCE — 4.6%
American International Group, Inc., VAR, 8.175%, 05/15/58	254	254,000	0.2
Crum and Forster Holdings Corp., 7.750%, 05/01/17[10]	600	624,750	0.6
Genworth Financial, Inc., 6.150%, 11/15/66	100	75,875	0.1
HUB International Holdings, Inc., Private Placement, 9.000%, 12/15/14[2]	250	246,875	0.2
10.250%, 06/15/15[2,10]	550	533,500	0.5
Liberty Mutual Group, Inc., Private Placement, 7.500%, 08/15/36[2]	250	254,279	0.2
VAR, 10.750%, 06/15/58[2,10]	1,620	1,911,600	1.8
Nationwide Mutual Insurance Co., Private Placement, 8.250%, 12/01/31[2]	108	115,432	0.1
9.375%, 08/15/39[2]	175	206,652	0.2
USI Holdings Corp., Private Placement, Sr Sub Nt, 9.750%, 05/15/15[2,10]	842	816,740	0.7

		5,039,703	4.6

Description	Par (000)	Value	Percent of Net Assets*

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
DuPont Fabros Technology LP, Nt, 8.500%, 12/15/17	$105	$112,612	0.1%
First Industrial LP, Sr Nt, 6.420%, 06/01/14	180	168,795	0.1

		281,407	0.2

Total Financials		12,949,105	11.8

HEALTH CARE — 4.8%
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0%[12]
DJO Finance LLC / DJO Finance Corp., Sr Nt, 10.875%, 11/15/14	50	54,375	0.0	[12]

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Capella Healthcare, Inc., Private Placement, 9.250%, 07/01/17[2]	165	176,550	0.2
HCA, Inc., 5.750%, 03/15/14[10]	195	192,319	0.2
HCA, Inc., Sec’d Nt, 9.250%, 11/15/16[10]	500	541,250	0.5
Multiplan, Inc., Private Placement, Nt, 9.875%, 09/01/18[2]	450	470,250	0.4
OnCure Holdings, Inc., Private Placement, 11.750%, 05/15/17[2]	775	713,000	0.6
Radiation Therapy Services, Inc., Private Placement, Nt, 9.875%, 04/15/17[2]	225	222,187	0.2
Team Finance LLC / Health Finance Corp., 11.250%, 12/01/13	105	108,675	0.1
Tenet Healthcare Corp., 8.875%, 07/01/19[10]	500	551,875	0.5

		2,976,106	2.7
PHARMACEUTICALS — 2.1%
Catalent Pharma Solutions, Inc., Nt, 10.250%, 04/15/15	402	406,376	0.4
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[3,9]	1,719	859,254	0.8
Elan Finance plc/Elan Finance Corp., Private Placement, (Ireland), 8.750%, 10/15/16[2]	500	500,000	0.4
8.750%, 10/15/16[2]	500	505,000	0.5

		2,270,630	2.1

Total Health Care		5,301,111	4.8

INDUSTRIALS — 13.3%
AEROSPACE & DEFENSE — 0.4%
Bombardier, Inc., Private Placement, (Canada), 7.500%, 03/15/18[2]	50	53,750	0.0	[12]
7.750%, 03/15/20[2]	50	54,000	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

AEROSPACE & DEFENSE (continued)
Colt Defense LLC/Colt Finance Corp., Private Placement, 8.750%, 11/15/17[2]	$22	$16,170	0.0%[12]
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	210	222,600	0.2
Triumph Group, Inc., 8.625%, 07/15/18	80	86,000	0.1

		432,520	0.4
AIRLINES — 2.4%
American Airlines Pass Through Trust 2001-01, 7.377%, 05/23/19	636	582,060	0.5
Continental Airlines 2005-ERJ1 Pass Through Trust, 9.798%, 04/01/21[10]	1,361	1,388,395	1.3
Delta Air Lines, Inc., 8.300%, 12/15/29[1,4]	1,145	20,037	0.0	[12]
10.125%, 05/15/11[1,4]	500	8,750	0.0	[12]
UAL 2007-1 Pass Through Trust, Private Placement, VAR, 3.003%, 07/02/14[2]	107	87,947	0.1
7.336%, 07/02/19[2]	84	77,097	0.0	[12]
UAL 2009-2B Pass Through Trust, Private Placement, 12.000%, 01/15/16[2]	485	525,979	0.5

		2,690,265	2.4
COMMERCIAL SERVICES & SUPPLIES — 2.6%
Cenveo Corp., Nt, 8.875%, 02/01/18	200	197,750	0.2
Cenveo Corp., Private Placement, 10.500%, 08/15/16[2]	1,000	1,022,500	0.9
Garda World Security Corp., Private Placement, (Canada), 9.750%, 03/15/17[2]	180	191,700	0.2
Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15[10]	350	294,000	0.3
9.500%, 05/15/15	500	473,750	0.4
Iron Mountain, Inc., 8.375%, 08/15/21	250	270,312	0.2
Liberty Tire Recycling, Private Placement, Nt, 11.000%, 10/01/16[2]	275	280,500	0.3
Quebecor World Capital Escrow Corp., (Canada), 6.125%, 11/15/13[1,3,4]	1,415	84,900	0.1
6.500%, 08/01/27[1,3,4]	810	48,600	0.0	[12]
9.750%, 01/15/15[1,3,4]	585	35,100	0.0	[12]

		2,899,112	2.6
CONSTRUCTION & ENGINEERING — 1.6%
New Enterprise Stone & Lime Co., Private Placement, Nt, 11.000%, 09/01/18[2]	750	701,250	0.6
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr Nt, 9.500%, 12/01/14[10]	893	925,371	0.9

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION & ENGINEERING (continued)
United Rentals North America, Inc., 10.875%, 06/15/16	$80	$90,300	0.1%

		1,716,921	1.6
ELECTRICAL EQUIPMENT — 0.4%
Belden, Inc., Private Placement, Sr Nt, 9.250%, 06/15/19[2]	125	135,000	0.1
General Cable Corp., VAR, 2.908%, 04/01/15	250	231,875	0.2
International Wire Group, Inc., Private Placement, 9.750%, 04/15/15[2]	100	102,125	0.1

		469,000	0.4
ELECTRONIC MANUFACTURING SERVICES — 0.4%
Kemet Corp., Private Placement, 10.500%, 05/01/18[2]	375	392,344	0.4

INDUSTRIAL CONGLOMERATES — 1.1%
JB Poindexter & Co., Inc., Co. Guar, 8.750%, 03/15/14[10]	1,184	1,157,360	1.1

MACHINERY — 0.1%
Titan International, Inc., Private Placement, 7.875%, 10/01/17[2]	125	126,250	0.1

MARINE — 1.6%
Commercial Barge Line Co., Sr Nt, 12.500%, 07/15/17[6]	350	385,000	0.3
General Maritime Corp., Sr Nt, 12.000%, 11/15/17	264	278,520	0.3
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., Private Placement, 8.875%, 11/01/17[2,6]	440	464,200	0.4
Sevan Marine ASA, Private Placement, (Norway), 12.000%, 08/10/15[2]	200	209,000	0.2
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.000%, 11/24/14	385	385,963	0.4

		1,722,683	1.6
ROAD & RAIL — 2.7%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Nt, 7.750%, 05/15/16	200	196,500	0.2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18	290	306,675	0.3
Hertz Corp. (The), Sr Nt, 10.500%, 01/01/16	295	313,437	0.3
Kansas City Southern Railway, Sr Nt, 8.000%, 06/01/15	250	269,063	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ROAD & RAIL (continued)
Quality Distribution LLC/QD Capital Corp., 10.000%, 06/01/13[3,9]	$850	$850,000	0.8%
PIK, 11.750%, 11/01/13[3,9]	767	724,346	0.6
RailAmerica, Inc., 9.250%, 07/01/17	300	328,875	0.3

		2,988,896	2.7

Total Industrials		14,595,351	13.3

INFORMATION TECHNOLOGY — 4.8%
COMMUNICATIONS EQUIPMENT — 0.4%
Avaya, Inc., Sr Nt, 9.750%, 11/01/15	500	471,250	0.4

COMPUTERS & PERIPHERALS — 0.4%
Seagate HDD Cayman, Private Placement, Sr Nt, (Cayman Islands), 6.875%, 05/01/20[2]	170	166,175	0.1
Stratus Technologies, Inc., Private Placement, Sr Sec’d Nt, 12.000%, 03/29/15[2]	380	323,475	0.3

		489,650	0.4
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Intcomex, Inc., Private Placement, 13.250%, 12/15/14[2]	75	79,125	0.1
Sanmina-SCI Corp., Private Placement, Sr Nt, VAR, 3.042%, 06/15/14[2]	200	188,500	0.2
Smart Modular Technologies WWH, Inc., Sr Nt, (Cayman Islands), VAR, 6.033%, 04/01/12[3,9]	423	421,046	0.4
Viasystems, Inc., Private Placement, 12.000%, 01/15/15[2]	225	245,531	0.2

		934,202	0.9
INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc., Sub Nt, 8.125%, 03/01/18	245	261,538	0.3
Terremark Worldwide, Inc., Sr Nt, 12.000%, 06/15/17	125	142,812	0.1

		404,350	0.4
IT SERVICES — 1.0%
Compucom Systems, Inc., Private Placement, 12.500%, 10/01/15[2]	225	241,875	0.2
First Data Corp., 9.875%, 09/24/15[10]	300	245,250	0.3
Interactive Data Corp., Private Placement, 10.250%, 08/01/18[2]	100	106,500	0.1
Sitel LLC/Sitel Finance Corp., Private Placement, Sr Nt, 11.500%, 04/01/18[2]	160	128,000	0.1

Description	Par (000)	Value	Percent of Net Assets*

IT SERVICES (continued)
Stream Global Services, Inc., Sr Nt, 11.250%, 10/01/14	$100	$98,500	0.1%
Unisys Corp., Private Placement, 14.250%, 09/15/15[2]	201	239,190	0.2

		1,059,315	1.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Amkor Technology, Inc., Private Placement, 7.375%, 05/01/18[2]	170	172,125	0.2
Freescale Semiconductor, Inc., Private Placement, Nt, 9.250%, 04/15/18[2]	105	109,200	0.1
10.750%, 08/01/20[2,6]	65	65,162	0.1
NXP B.V./NXP Funding LLC, Sr Nt, (Netherlands), 7.875%, 10/15/14[10]	1,015	1,050,525	0.9
NXP B.V./NXP Funding LLC, Sr Nt, VAR, (Netherlands), 3.276%, 10/15/13	400	378,000	0.3
NXP B.V./NXP Funding LLC, Private Placement, (Netherlands), 9.750%, 08/01/18[2]	100	106,500	0.1

		1,881,512	1.7

Total Information Technology		5,240,279	4.8

MATERIALS — 8.9%
CHEMICALS — 2.2%
CF Industries, Inc., 7.125%, 05/01/20	90	98,438	0.1
Chemtura Corp., Private Placement, 7.875%, 09/01/18[2]	150	156,750	0.1
LBI Escrow Corp., Private Placement, 8.000%, 11/01/17[2]	325	355,062	0.3
Lyondell Chemical Co., 11.000%, 05/01/18	967	1,069,342	1.0
PolyOne Corp., 7.375%, 09/15/20	280	288,750	0.3
Sterling Chemicals, Inc., 10.250%, 04/01/15	350	352,188	0.3
TPC Group LLC, Private Placement, 8.250%, 10/01/17[2]	75	76,875	0.1

		2,397,405	2.2
CONSTRUCTION MATERIALS — 0.2%
Texas Industries, Inc., Private Placement, 9.250%, 08/15/20[2]	200	207,500	0.2
U.S. Concrete, Inc., Private Placement Sec’d Nt, 9.500%, 08/31/15[2]	46	55,200	0.0	[12]

		262,700	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONTAINERS & PACKAGING — 3.0%
Ardagh Packaging Finance plc, Private Placement, Sr Sub Nt, (Ireland), 9.125%, 10/15/20[2]	$200	$206,750	0.2%
Berry Plastics Corp., 9.500%, 05/15/18	595	559,300	0.5
Berry Plastics Corp., Co Guar, 8.250%, 11/15/15	165	169,950	0.2
8.875%, 09/15/14	150	145,125	0.1
Berry Plastics Corp., Sr Nt, 10.250%, 03/01/16[6]	37	34,410	0.0	[12]
Berry Plastics Holding Corp., Nt, 8.875%, 09/15/14	200	194,500	0.2
Constar International, Inc., Co Guar, 3.751%, 02/15/12[10]	950	812,250	0.7
Packaging Dynamics Finance Corp., Private Placement, Sr Sub Nt, 10.000%, 05/01/16[2]	424	400,680	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Private Placement, Nt, 8.500%, 05/15/18[2]	400	391,000	0.3
Solo Cup Co., Sr Nt, 8.500%, 02/15/14[10]	100	86,000	0.1
Viskase Cos., Inc., Private Placement, Sr Nt, 9.875%, 01/15/18[2]	350	357,000	0.3

		3,356,965	3.0
METALS & MINING — 0.6%
Murray Energy Corp., Private Placement, 10.250%, 10/15/15[2]	225	233,438	0.2
Noranda Aluminum Acquisition Corp., Sr Nt, 5.373%, 05/15/15	31	26,079	0.0	[12]
Wolverine Tube, Inc., Sr Nt, 15.000%, 03/31/12[1,4]	954	429,480	0.4

		688,997	0.6
PAPER & FOREST PRODUCTS — 2.9%
ABI Escrow Corp., Private Placement, 10.250%, 10/15/18[2]	480	488,400	0.5
Abitibi-Consolidated Co. of Canada, Private Placement, Sr Nt, (Canada), 13.750%, 04/01/11[1,2,4]	212	242,144	0.2
Abitibi-Consolidated Co. of Canada, Sr Nt, (Canada), 6.000%, 06/20/13[1,4]	1,331	169,703	0.1
7.750%, 06/15/11[1,4]	479	61,073	0.1
8.375%, 04/01/15[1,4]	2,485	316,837	0.3

Description	Par (000)	Value	Percent of Net Assets*

PAPER & FOREST PRODUCTS (continued)
Abitibi-Consolidated, Inc., Sr Nt, (Canada), 7.500%, 04/01/28[1,4]	$287	$38,027	0.1%
8.850%, 08/01/30[1,4]	102	12,750	0.0	[12]
Appleton Papers, Inc., Private Placement, Sr Sec’d Nt, 10.500%, 06/15/15[2]	250	234,375	0.2
Bowater Canada Finance Corp., Nt, (Canada), 7.950%, 11/15/11[1,4]	500	157,500	0.2
NewPage Corp., Sr Sec’d Nt, 11.375%, 12/31/14	1,500	1,357,500	1.2
Smurfit-Stone Container Corp., 8.375%, 07/01/12[1,3,4]	448	16,144	0.0	[12]
Smurfit-Stone Container Corp., Sr Nt, 8.000%, 03/15/17[1,3,4]	1,229	44,288	0.0	[12]

		3,138,741	2.9

Total Materials		9,844,808	8.9

TELECOMMUNICATION SERVICES — 7.5%
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
Cincinnati Bell, Inc., 8.750%, 03/15/18	120	117,000	0.1
Clearwire Communications LLC/Clearwire Finance, Inc., Private Placement, 12.000%, 12/01/15[2]	850	915,875	0.8
Frontier Communications Corp., Sr Nt, 7.875%, 04/15/15	115	124,200	0.1
8.250%, 05/01/14	50	54,938	0.1
8.250%, 04/15/17	115	125,781	0.1
8.500%, 04/15/20	115	126,931	0.1
8.750%, 04/15/22	110	121,000	0.1
Global Crossing Ltd., (Bermuda), 12.000%, 09/15/15	35	39,550	0.1
Level 3 Financing, Inc., 10.000%, 02/01/18	105	94,500	0.1
Level 3 Financing, Inc., Co. Guar, 9.250%, 11/01/14[10]	1,000	940,000	0.9
PAETEC Holding Corp., Sr Sec’d Nt, 8.875%, 06/30/17	200	209,000	0.2
Qwest Communications International, Inc., Private Placement, Sr Sec’d Nt, 7.125%, 04/01/18[2]	200	210,000	0.2
Qwest Corp., Sr Nt, 7.625%, 06/15/15[10]	515	587,100	0.5
Windstream Corp., 7.875%, 11/01/17	320	333,600	0.3
Windstream Corp., Private Placement, 8.125%, 09/01/18[2]	250	258,750	0.2

		4,258,225	3.9

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

WIRELESS TELECOMMUNICATION SERVICES — 3.6%
Cricket Communications, Inc., 7.750%, 05/15/16	$180	$191,025	0.2%
9.375%, 11/01/14[6]	250	258,750	0.2
MetroPCS Wireless, Inc., 7.875%, 09/01/18	145	149,350	0.1
Nextel Communications, Inc., 7.375%, 08/01/15	1,025	1,030,125	0.9
NII Capital Corp., Sr Nt, 8.875%, 12/15/19	315	350,044	0.3
10.000%, 08/15/16	135	153,562	0.2
Sprint Nextel Corp., Nt, 6.000%, 12/01/16[10]	1,400	1,382,500	1.3
Wind Acquisition Finance S.A., Private Placement, (Luxembourg), 11.750%, 07/15/17[2]	200	224,125	0.2
Wind Acquisition Holdings Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), PIK, 12.250%, 07/15/17[2]	220	235,299	0.2

		3,974,780	3.6

Total Telecommunication Services		8,233,005	7.5

UTILITIES — 6.3%
ELECTRIC UTILITIES — 0.1%
Homer City Funding LLC, 8.137%, 10/01/19	109	101,719	0.1

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 6.0%
Calpine Construction Finance Co. LP and CCFC Finance Corp., Private Placement, 8.000%, 06/01/16[2]	200	214,000	0.2
Calpine Corp., Private Placement, Sr Nt, 7.250%, 10/15/17[2]	354	360,195	0.3
Calpine Generating Co. LLC, Sec’d Nt, 0.000%, 04/01/11[1,4]	1,000	87,500	0.1
Dynegy Holdings, Inc., Sr Unsecd Nt, 7.125%, 05/15/18	500	341,250	0.3
Dynegy Roseton/Danskammer Pass Through Trust, Sr Unsecd Nt, 7.670%, 11/08/16	1,000	927,500	0.9
Edison Mission Energy, 7.200%, 05/15/19	500	353,750	0.3

Description	Par (000)	Value	Percent of Net Assets*

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (continued)
Edison Mission Energy, Sr Nt, 7.750%, 06/15/16	$1,000	$782,500	0.7%
GenOn Escrow Corp., Private Placement, 9.875%, 10/15/20[2]	290	276,950	0.3
Midwest Generation LLC, 8.560%, 01/02/16	243	240,232	0.2
Mirant Americas Generation LLC, Sr Nt, 8.500%, 10/01/21	500	481,250	0.4
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Private Placement, 10.875%, 06/01/16[2]	125	136,562	0.1
NRG Energy, Inc., Sr Nt, 7.250%, 02/01/14[6]	250	256,563	0.2
7.375%, 01/15/17[10]	1,375	1,409,375	1.3
RRI Energy, Inc., 7.625%, 06/15/14	500	495,000	0.5
Texas Competitive Electric Holdings Co. LLC, Sr Nt, 10.250%, 11/01/15[6]	350	229,250	0.2

		6,591,877	6.0
MULTI-UTILITIES — 0.2%
Energy Future Holdings Corp., 10.875%, 11/01/17	89	53,400	0.0	[12]
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	230	228,255	0.2

		281,655	0.2

Total Utilities		6,975,251	6.3

Total Corporate Bonds
(Cost $115,634,809)		113,864,684	103.5

LOAN PARTICIPATIONS & ASSIGNMENTS — 23.2%
CONSUMER DISCRETIONARY — 8.7%
AUTO COMPONENTS — 0.4%
Remy, 1st Lien Term Loan, 5.789%, 12/06/13	4	3,648	0.0	[12]
5.792%, 12/06/13	48	47,632	0.1
5.898%, 12/06/13	96	95,264	0.1
Remy, 2nd Lien Term Loan, 8.792%, 06/06/14	250	249,297	0.2

		395,841	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

AUTOMOBILES — 0.6%
Ford Motor Co., Term Loan B, 3.010%, 12/15/13	$293		$286,720	0.3%
3.010%, 12/15/13	33		32,544	0.0	[12]
3.050%, 12/15/13	339		331,352	0.3

			650,616	0.6
GAMING — 1.4%
Fontainebleau Las Vegas Holdings LLC, Delayed Draw Term Loan B, 4.316%, 06/06/14[1,4]	141		28,996	0.0	[12]
Fontainebleau Las Vegas Holdings LLC, Initial Term Loan, 4.527%, 06/06/14[1,4]	282		57,968	0.1
Harrah’s Operating Co., Inc., Term B-2 Loan, 3.498%, 01/28/15	1,006		865,862	0.8
MGM Resorts International, Class D Loan, 6.000%, 10/03/11	300		290,196	0.3
Suqarnouse HSP Gaming LP, Term Loan, 11.250%, 09/23/14	255		256,594	0.2

			1,499,616	1.4
HOTELS, RESTAURANTS & LEISURE — 0.3%
Outback Steakhouse, Inc., Prefunded RC Commitment, 0.112%, 06/14/13	2		2,262	0.0	[12]
0.445%, 06/14/13	—	[11]	296	0.0	[12]
2.625%, 06/14/13	2		1,580	0.0	[12]
Outback Steakhouse, Inc., Term Loan B, 2.563%, 06/14/13	—	[11]	296	0.0	[12]
2.563%, 06/14/13	—	[11]	246	0.0	[12]
2.625%, 06/14/14	415		380,979	0.3
2.688%, 06/14/13	—	[11]	246	0.0	[12]

			385,905	0.3
MEDIA — 4.8%
Cengage Learning Acquisitions, Term Loan, 2.540%, 07/15/14	492		441,188	0.4
Clear Channel Communications, Inc., Term Loan B, 3.906%, 01/29/16	593		465,746	0.4
Dex Media West, New Term Loan, 7.000%, 10/24/14	14		12,105	0.0	[12]
7.000%, 10/24/14	2		1,655	0.0	[12]
7.500%, 10/24/14	13		11,593	0.0	[12]
Entercom Radio LLC, Term Loan A, 2.256%, 06/30/12	37		35,920	0.0	[12]
2.256%, 06/30/12	878		842,738	0.8
High Plains Broadcasting Operating Co. LLC, Term Loan, 9.000%, 09/14/16	191		189,986	0.2

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Idearc, Inc., (SuperMedia), Exit Term Loan, 11.000%, 12/31/15	$741	$577,558	0.5%
Newport Television LLC, Term Loan, 9.000%, 09/14/16	732	726,751	0.7
Newsday, Fixed Rate Term Loan, 10.500%, 08/01/13	250	265,470	0.2
R.H. Donnelley, Inc., Exit Term Loan, 9.000%, 10/24/14	224	189,580	0.2
9.000%, 10/24/14	24	20,529	0.0	[12]
9.000%, 10/24/14	212	179,371	0.2
Univision Communications, Inc., 1st Lien Term Loan, 2.506%, 09/20/14	1,392	1,222,269	1.1
2.506%, 09/20/14	89	78,514	0.1

		5,260,973	4.8
SPECIALTY RETAIL — 0.4%
Burlington Coat Factory, Term Loan B, 2.530%, 05/28/13	249	238,831	0.2
2.540%, 05/28/13	251	241,394	0.2

		480,225	0.4
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Claire’s Stores, Term Loan B, 3.049%, 05/29/14	852	741,888	0.7
3.225%, 05/29/14	142	123,352	0.1

		865,240	0.8

Total Consumer Discretionary		9,538,416	8.7

CONSUMER STAPLES — 0.4%
FOOD & STAPLES RETAILING — 0.4%
Rite Aid Corp., Term Loan 3, 6.000%, 06/04/14	491	478,564	0.4

ENERGY — 0.1%
OIL, GAS & CONSUMABLE FUELS — 0.1%
Big West Oil, Term Loan B, 12.000%, 01/22/15	90	91,632	0.1

FINANCIALS — 2.7%
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Capmark Financial Group, Term Roll-Up Certified Tranche, 4.750%, 03/23/11	700	590,696	0.5
Capmark Financial Group, U.S. Term Loan, 3.250%, 03/23/13	1,435	522,834	0.5
Capmark Financial Group, Unsecured Bridge Loan, 5.250%, 03/23/13	175	60,550	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED FINANCIAL SERVICES (continued)
CIT Group, Inc., Tranche 3 Term Loan, 6.250%, 07/27/15	$54	$53,923	0.1%
6.250%, 07/27/15	41	41,533	0.1
6.250%, 07/27/15	33	33,037	0.0	[12]
6.250%, 07/27/15	49	49,308	0.1
6.250%, 07/27/15	125	126,220	0.1
6.250%, 07/27/15	126	126,906	0.1
6.250%, 07/27/15	30	30,081	0.0	[12]
6.250%, 07/27/15	16	16,519	0.0	[12]
6.250%, 07/27/15	30	30,081	0.0	[12]

		1,681,688	1.5
INSURANCE — 0.7%
HMSC Corp., 1st Lien Term Loan, 2.506%, 04/03/14[3,9]	956	755,618	0.7

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
General Growth Properties, Inc., Revolving Credit Commitment, 5.250%, 02/24/10[1,4]	540	574,914	0.5

Total Financials		3,012,220	2.7

INDUSTRIALS — 2.1%
AIRLINES — 0.9%
Delta Air Lines, Inc., 1st Lien Credit Linked Deposit, 2.244%, 04/30/12	64	61,961	0.0	[12]
2.256%, 04/30/12	8	7,242	0.0	[12]
2.257%, 04/30/12	413	399,127	0.4
Delta Air Lines, Inc., Senior Secured Term Loan, 8.750%, 09/30/13	495	500,881	0.5

		969,211	0.9
BUILDING PRODUCTS — 0.8%
Jacuzzi Brands, Inc., 1st Lien Term Loan B, 2.725%, 02/07/14	893	725,578	0.6
Jacuzzi Brands, Inc., Synthetic Credit Facility, Letter of Credit, 0.189%, 02/07/14	81	65,904	0.1
Jacuzzi Luxco S.A.R.L., New Term Loan, 4.289%, 11/15/13[3,9]	123	123,089	0.1

		914,571	0.8
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Clarke American Corp., Term Loan B, 2.756%, 06/27/14	71	62,202	0.1
2.756%, 06/27/14	97	85,375	0.1

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES (continued)
2.789%, 06/27/14	$102	$89,278	0.1%
2.789%, 06/27/14	155	136,112	0.1
2.789%, 06/27/14	59	51,835	0.0	[12]

		424,802	0.4

Total Industrials		2,308,584	2.1

INFORMATION TECHNOLOGY — 3.3%
Electronic Equipment, Instruments & Components — 0.8%
Sirius Computer Solutions, 2nd Lien Term Loan, 6.289%, 05/30/13[3,9]	1,000	900,000	0.8

IT SERVICES — 2.2%
Compucom Systems, Inc., Term Loan, 3.760%, 08/23/14[3,9]	894	853,483	0.8
First Data Corp., Initial Tranche B-1 Term Loan, 3.006%, 09/24/14	346	304,781	0.3
3.006%, 09/24/14	16	13,945	0.0	[12]
3.006%, 09/24/14	11	9,266	0.0	[12]
First Data Corp., Initial Tranche B-3 Term Loan, 3.006%, 09/24/14	1,339	1,177,441	1.1
3.006%, 09/24/14	59	52,282	0.0	[12]

		2,411,198	2.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Freescale Semiconductor, Inc., Extended Term Loan, 4.509%, 11/29/13	393	358,035	0.3

Total Information Technology		3,669,233	3.3

MATERIALS — 3.5%
CHEMICALS — 1.3%
Cristal Inorganic Chemicals (Millenium), 1st Lien Term Loan, 2.539%, 05/15/14	883	832,078	0.8
Cristal Inorganic Chemicals (Millenium), 2nd Lien Term Loan, 6.039%, 05/15/14[3,9]	500	460,000	0.4
Styron LLC, Term Loan, 7.500%, 07/10/16	123	124,981	0.1

		1,417,059	1.3
DIVERSIFIED MANUFACTURING — 1.0%
BOC Edwards, 1st Priority Lien, 2.256%, 05/31/14	1,187	1,076,612	1.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

PAPER & FOREST PRODUCTS — 1.2%
Abitibi-Consolidated Co. of Canada, Term Loan, 11.000%, 03/31/12	$1,329	$1,342,085	1.2%

Total Materials		3,835,756	3.5

TELECOMMUNICATION SERVICES — 0.5%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Level 3 Communications, Tranche A Term Loan, 2.507%, 03/13/14	71	65,077	0.1
2.777%, 03/13/14	179	162,691	0.1
Level 3 Communications, Tranche B Term Loan, 11.500%, 03/13/14	250	269,687	0.3

Total Telecommunication Services		497,455	0.5

UTILITIES — 1.9%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.9%
Calpine Corp., 1st Priority Lien, 3.165%, 03/29/14	717	699,882	0.6
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan, 3.758%, 10/10/14	82	63,577	0.1
3.758%, 10/10/14	364	282,875	0.2
3.789%, 10/10/14	3	1,941	0.0	[12]
4.066%, 10/10/14	521	404,832	0.4
Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan, 3.758%, 10/10/14	247	191,411	0.2
3.789%, 10/10/14	1	495	0.0	[12]
TPF Generation Holdings LLC, 2nd Lien Term Loan, 4.539%, 12/15/14	500	452,815	0.4

Total Utilities		2,097,828	1.9

Total Loan Participations & Assignments
(Cost $26,250,800)		25,529,688	23.2

ASSET-BACKED SECURITIES — 1.3%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.956%, 01/25/35[3,9]	115	5,408	0.0	[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.756%, 09/25/34[3,9]	57	3,851	0.0	[12]

Description	Par (000)		Value	Percent of Net Assets*

ASSET-BACKED SECURITIES (continued)
Unipac IX LLC, 13.000%, 04/11/13[3,9]	$1,500		$1,473,058	1.3%

Total Asset-Backed Securities
(Cost $1,638,822)			1,482,317	1.3

Total Fixed Income Investments
(Cost $143,524,431)			140,876,689	128.0

COMMON STOCKS — 5.7%
CONSUMER DISCRETIONARY — 0.4%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Class C1,3,9	—	[11]	—	0.0

BROADCASTING & CABLE TV — 0.0%[12]
Adelphia Recovery Trust[1,3,9]	157		1	0.0	[12]

LEISURE EQUIPMENT & PRODUCTS — 0.3%
True Temper Holdings, Inc. ADR[1,3,9]	43		343,968	0.3

MEDIA — 0.1%
Dex One Corp.[1]	10		128,056	0.1

TEXTILES, APPAREL & LUXURY GOODS — 0.0%
Broder Brothers Co.[1,3,9]	38		—	0.0
WestPoint International, Inc.[1,3,9]	27		—	0.0

			—	0.0

Total Consumer Discretionary			472,025	0.4

CONSUMER STAPLES — 1.1%
FOOD PRODUCTS — 0.2%
Eurofresh, Inc., ADR[1,3,9]	106		261,536	0.2

HOUSEHOLD PRODUCTS — 0.9%
Spectrum Brands Holdings, Inc.[1,6]	35		945,538	0.9

Total Consumer Staples			1,207,074	1.1

INDUSTRIALS — 0.4%
BUILDING PRODUCTS — 0.2%
Jupiter Holding I Corp.[1,3,9]	8		187,887	0.2

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Quad/Graphics, Inc.[1]	3		149,037	0.1

ROAD & RAIL — 0.1%
Quality Distribution, Inc.[1]	16		103,570	0.1

Total Industrials			440,494	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INFORMATION TECHNOLOGY — 0.8%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies, Inc., ADR[1,3,9]	$8	$—	0.0%

IT SERVICES — 0.1%
Unisys Corp.[1,3,8,9]	3	67,253	0.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., ADR, (Luxembourg)[1,3,9]	793	749,417	0.7

Total Information Technology		816,670	0.8

MATERIALS — 2.7%
CHEMICALS — 1.7%
LyondellBasell Industries N.V., (Netherlands), Class A1	42	994,885	0.9
LyondellBasell Industries N.V., (Netherlands), Class B1	38	909,830	0.8

		1,904,715	1.7
CONSTRUCTION MATERIALS — 0.1%
U.S. Concrete, Inc.[1]	10	90,189	0.1

METALS & MINING — 0.0%[12]
Lexington Coal Co.[1,3,9]	25	27,083	0.0	[12]

PAPER & FOREST PRODUCTS — 0.9%
Smurfit-Stone Container Corp.[1]	53	973,518	0.9

Total Materials		2,995,505	2.7

TELECOMMUNICATION SERVICES — 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AboveNet, Inc.[1,3,9]	7	348,586	0.3
XO Holdings, Inc.[1]	1	310	0.0	[12]

		348,896	0.3

Total Telecommunication Services		348,896	0.3

UTILITIES — 0.0%[12]
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0%[12]
Mirant Corp.[1]	1	9,303	0.0	[12]

Total Common Stocks
(Cost $8,614,635)		6,289,967	5.7

Description	Par (000)		Value	Percent of Net Assets*

PREFERRED STOCKS — 2.6%
CONSUMER DISCRETIONARY — 0.6%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Pfd, Series C, [1,3,9]	$—	[11]	$—	0.0%

HOUSEHOLD DURABLES — 0.4%
M/I Homes, Inc., Pfd, Series A, 9.750%, 03/15/12[1,14]	22		392,438	0.4

MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd[1,3,9]	481		3,224	0.0	[12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 03/11/10[1,3,9,14]	—	[11]	203,010	0.2

			206,234	0.2

Total Consumer Discretionary			598,672	0.6

CONSUMER STAPLES — 0.1%
FOOD PRODUCTS — 0.1%
Eurofresh, Inc., Pfd, ADR[1,3,9]	—	[11]	147,687	0.1

FINANCIALS — 1.9%
COMMERCIAL BANKS — 1.5%
CoBank ACB, Pfd, 11.000%, 10/01/14[3,9,14]	30		1,644,375	1.5

CONSUMER FINANCE — 0.2%
Ally Financial, Inc., 7.000%[14]	—	[11]	229,375	0.2

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Citi Group Capital XIII, 7.875%, 10/30/40[1]	7		186,480	0.2

Total Financials			2,060,230	1.9

INFORMATION TECHNOLOGY — 0.0%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies, Inc., ADR[1,3,9]	2		—	0.0

Total Preferred Stocks
(Cost $3,383,399)			2,806,589	2.6

Total Equity Investments
(Cost $11,998,034)			9,096,556	8.3

SHORT-TERM INVESTMENT — 1.6%
INVESTMENT COMPANY — 1.6%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130%[5,13] (Cost $1,714,118)	1,714		1,714,118	1.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN — 4.5%
INVESTMENT COMPANY — 4.5%
JPMorgan Prime Money Market Fund, Capital Shares, 0.160%, 09/01/10[5,13] (Cost $4,914,775)	$4,915	$4,914,775	4.5

TOTAL INVESTMENTS
(Cost $162,151,358)		156,602,138	142.4

Preferred Stock and Liabilities in Excess of Other Assets		(46,634,588)	(42.4)

NET ASSETS		$109,967,550	100.0%

ADR	American Depositary Receipt
Co	Company
Disc	Discount
Guar	Guaranteed
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2010.
*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $40,213,424 and 36.6% of net assets applicable to common stockholders.

[3]	Fair valued security. These securities amounted to $13,275,979 and 12.1% of net assets applicable to common stockholders.
[4]	Security in default.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[6]	All or a portion of the security is on loan. Securities on loan have a fair market value of $4,785,072.
[7]	Step-up bond. Interest rate is effective rate as of September 30, 2010.
[8]	Restricted security. This security amounted to $67,253 and 0.1% of net assets applicable to common stockholders.
[9]	Security deemed to be illiquid. These securities amounted to $13,046,947 and 11.9 % of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of September 30, 2010.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2010.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,209,291
Aggregate gross unrealized depreciation	(15,758,511)

Net unrealized appreciation/depreciation	$(5,549,220)

Federal income tax cost of investments	$162,151,358

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of September 30, 2010 (Unaudited)

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$128,056	$—	$343,969		$472,025
Consumer Staples	945,538	—	261,536		1,207,074
Industrials	252,607	—	187,887		440,494
Information Technology	—	—	816,670		816,670
Materials	2,968,422	—	27,083		2,995,505
Telecommunication Services	310	—	348,586		348,896
Utilities	9,303	—	—		9,303

Total Common Stocks	4,304,236	—	1,985,731		6,289,967

Preferred Stocks
Consumer Discretionary	—	392,438	206,234		598,672
Consumer Staples	—	—	147,687		147,687
Financials	186,480	229,375	1,644,375		2,060,230
Information Technology	—	—	—	(a)	—	(a)

Total Preferred Stocks	186,480	621,813	1,998,296		2,806,589

Debt Securities
Asset-Backed Securities	—	—	1,482,317		1,482,317
Corporate Bonds
Consumer Discretionary	—	33,426,730	373,108		33,799,838
Consumer Staples	—	5,179,259	400,659		5,579,918
Energy	—	11,346,018	—		11,346,018
Financials	—	12,089,105	860,000		12,949,105
Health Care	—	4,441,857	859,254		5,301,111
Industrials	—	12,852,405	1,742,946		14,595,351
Information Technology	—	4,819,233	421,046		5,240,279
Materials	—	9,784,376	60,432		9,844,808
Telecommunication Services	—	8,233,005	—		8,233,005
Utilities	—	6,975,251	—		6,975,251

Total Corporate Bonds	—	109,147,239	4,717,445		113,864,684

Loan Participations & Assignments
Consumer Discretionary	—	9,538,416	—		9,538,416
Consumer Staples	—	478,564	—		478,564
Energy	—	91,632	—		91,632
Financials	—	2,256,602	755,618		3,012,220
Industrials	—	2,185,495	123,089		2,308,584
Information Technology	—	1,915,750	1,753,483		3,669,233
Materials	—	3,375,756	460,000		3,835,756
Telecommunication Services	—	497,455	—		497,455
Utilities	—	2,097,828	—		2,097,828

Total Loan Participations & Assignments	—	22,437,498	3,092,190		25,529,688

Short-Term Investments Investment Companies	1,714,118	—	—		1,714,118
Investments of Cash Collateral for Securities on Loan Investment Companies	4,914,775	—	—		4,914,775

Total Investments in Securities	$11,119,609	$132,206,550	$13,275,979		$156,602,138

Depreciation in Other Financial Instruments
Swaps	$—	$(199,142)	$—		$(199,142)

(a)	Security has no value.

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2010 (Unaudited)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/09		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/10
Investments in Securities
Asset-Backed Securities	$1,475,849		$329	$5,458	$6,359	$(5,678)	$—	$—	$1,482,317
Common Stocks — Consumer Discretionary	300,973		—	42,996	—	—	—	—	343,969
Common Stocks — Consumer Staples	52,943		—	208,593	—	—	—	—	261,536
Common Stocks — Financials	—		—	10,675	—	177,212	—	—	187,887
Common Stocks — Industrials	855,499		878,545	(453,011)	—	(1,253,950)	—	—	27,083
Common Stocks — Information Technology	111,036		(13)	581,692	—	—	123,955	—	816,670
Common Stocks — Materials	62,100		(208,800)	191,700	—	(45,000)	—		—
Common Stocks — Telecommunication Services	—		—	(193,409)	—	208,600	333,395	—	348,586
Corporate Bonds — Consumer Discretionary	291,226		(1)	52,840	(878)	29,921	—	—	373,108
Corporate Bonds — Consumer Staples	2,518,525		13	8,237	—	(576,116)	—	(1,550,000)	400,659
Corporate Bonds — Financials	730,000		—	130,294	(294)	—	—	—	860,000
Corporate Bonds — Health Care	950,328		(1)	(225,593)	(110)	134,630	—	—	859,254
Corporate Bonds — Industrials	1,873,259		(2,590,091)	2,881,641	(629)	(346,895)	—	(74,339)	1,742,946
Corporate Bonds — Information Technology	405,358		—	15,688	—	—	—	—	421,046
Corporate Bonds — Materials	871,033		—	60,432	—	—	—	(871,033)	60,432
Loan Participation & Assignments — Financials	—		—	(17,935)	—	(6,285)	779,838	—	755,618
Loan Participation & Assignments — Industrials	828,353		(1,059,640)	996,926	—	(95,580)	122,540	(669,510)	123,089
Loan Participation & Assignments — Information Technology	2,046,167		810	405,497	3,475	(702,466)	—	—	1,753,483
Loan Participation & Assignments — Materials	1,185,084		—	65,000	—	—	—	(790,084)	460,000
Preferred Stocks — Consumer Discretionary	77,723		—	128,511	—	—	—	—	206,234
Preferred Stocks — Consumer Staples	139,000		—	—	—	8,687	—	—	147,687
Preferred Stocks — Financials	421,800		49,843	123,271	(85)	(443,893)	1,493,439	—	1,644,375
Preferred Stocks — Information Technology	—	(a)	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—	—	—	—
Warrants — Telecommunication Services	41,530		(18,792)	167,070	—	(189,808)	—	—	—

Total	$15,237,786		$(2,947,798)	$5,186,573	$7,838	$(3,106,621)	$2,853,167	$(3,954,966)	$13,275,979

(a)	Security has zero value.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of September 30, 2010 (Unaudited)

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $1,179,137.

The Fund entered into interest payment swap arrangements with Citibank, N. A. New York (Citibank) for the purpose of partially hedging its dividend payment obligations with respect to the Auction Rate Preferred Shares (ARPS). Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the one month London Interbank Offered Rate (LIBOR). The variable rates ranged from 0.228% to 0.354% for the period ended September 30, 2010. The effective date, upfront premiums, notional contract amount, maturity, fixed and floating annual rates and unrealized appreciation/depreciation of the swaps are as follows:

Effective Date	Upfront Premiums (Paid)/Received	Notional Contract Amount	Maturity	Payments Made by the Fund		Payments Received by the Fund	Floating Annual Rate*	Unrealized Appreciation/ (Depreciation)
12/01/06	—	$5 million	12/01/10	5.010	% monthly	1 month LIBOR monthly	0.256%	$(59,308)
11/30/07	—	$5 million	06/01/11	4.000	% monthly	1 month LIBOR monthly	0.256%	(139,834)

								$(199,142)

*	Represents rate in effect at September 30, 2010.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/S/
Patricia A. Maleski
President and Principal Executive Officer
November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/
Patricia A. Maleski
President and Principal Executive Officer
November 29, 2010

By:	/S/
Joy C. Dowd
Treasurer and Principal Financial Officer
November 29, 2010